Consolidated Statements of Comprehensive Loss - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the period	€ (72,225)	€ (68,714)	€ (239,751)	€ (76,452)	€ (135,657)
Items that may be subsequently reclassified to profit or loss
- Currency translation differences, net of tax	7,531	(8,562)	(1,616)	(7,612)	6,671
Items that will not be subsequently reclassified to profit or loss
- Employee benefit obligations: change in value resulting from actuarial reserve, net of tax	9	272	1,813	(438)	(307)
Total comprehensive loss for the period	(64,685)	(77,004)	(239,554)	(84,502)	(129,293)
Attributable to:
- Owners of the Company	(56,139)	(64,598)	(218,040)	(72,114)	(106,049)
- Non-controlling interests	€ (8,546)	€ (12,406)	€ (21,514)	€ (12,388)	€ (23,244)